INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAXES
Schedule of Income (Loss) before Income Taxes

The components of income (loss) before income taxes are as follows:

	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
PRC	334,278	104,307	(467,953)
Hong Kong	(573)	(2,415)	(2,031)
Cayman Islands	(79,366)	(76,649)	(126,887)
Taiwan	—	—	(166)
Canada	—	—	(27)
Total income (loss) before income taxes	254,339	25,243	(597,064)

Schedule of Income Tax Expense (Benefit)

Income tax expense (benefit) consisted of the following:

	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current income tax expense	29,766	26,561	16,058
Withholding tax expense	—	—	25,672
Deferred income tax benefit	(1,547)	(1,171)	(46,595)
Total	28,219	25,390	(4,865)

Schedule of Income Tax Rate Reconciliation

The actual income tax expense reported in the consolidated statements of comprehensive income for each of the years ended December 31, 2016, 2017 and 2018 differs from the amount computed by applying the PRC statutory income tax rate to income before income taxes due to the following:

	Year Ended December 31,
	2016	2017	2018
PRC statutory income tax rate	25.0%	25.0%	25.0%
Increase (decrease) in effective income tax rate resulting from:
Impact of different tax rates in other jurisdictions	7.8%	76.7%	(5.3)%
Research and development bonus deduction	(3.2)%	(34.7)%	1.4%
Non-deductible expenses	1.7%	62.7%	(1.4)%
Preferential tax rates	(23.7)%	(199.9)%	(0.3)%
Change in valuation allowance	3.5%	170.8%	(14.3)%
Withholding tax	—	—	(4.3)%
Actual income tax expense	11.1%	100.6%	0.8%

Schedule of Deferred Income Tax Assets

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities were as follows:

	December 31,
	2017	2018
	RMB	RMB
Non-current deferred income tax assets:
Impairment of long-term investments	2,500	8,850
Tax loss carry forwards	33,201	157,264
Advertising expense	36,543	53,019
Others	5,648	4,162
Total non-current deferred income tax assets	77,892	223,295
Valuation allowance	(72,271)	(169,543)
Non-current deferred income tax assets, net	5,621	53,752
Non-current deferred income tax liabilities:
Valuation appreciation of intangible assets	—	2,283
Non-current deferred income tax liabilities*	—	2,283

Summary of Valuation Allowance

The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at the beginning of the year	28,583	37,521	72,271
Additions of valuation allowance	13,118	38,976	97,776
Reduction of valuation allowance	(4,180)	(4,226)	(504)
Balance at the end of the year	37,521	72,271	169,543